As filed with the Securities and Exchange Commission
                               on November 5, 1998
                       Registration No. 33-89742; 811-8982

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                             Post-Effective Amendment No. 10                 [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                Amendment No. 12                             [X]

                        (Check appropriate box or boxes)
                             ------------------------
                          NATIONS FUND PORTFOLIOS, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------
        Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
         Robert M. Kurucza, Esq.             Carl Frischling, Esq.
         Marco E. Adelfio, Esq.              Kramer, Levin, Naftalis
         Morrison & Foerster LLP                & Frankel
         2000 Pennsylvania Ave., N.W.        919 3rd Avenue
         Suite 5500                          New York, New York 10022
         Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
    [X] Immediately upon filing pursuant        [ ] on (date) pursuant
        to Rule 485(b), or                          to Rule 485(b), or
    [ ] 60 days after filing pursuant           [ ] on (date) pursuant
        to Rule 485(a), or                          to Rule 485(a).
    [ ] 75 days after filing pursuant to        [ ] on (date) pursuant to
        paragraph (a)(2)                            paragraph (a)(2) of rule 485

                                EXPLANATORY NOTE

      The Registrant is filing this Post-Effective Amendment No. 10 to the Company's Registration Statement solely for the purpose of including certain edgarized exhibits to the Registration Statement.

      Part A included in Post-Effective Amendment No. 8 filed July 31, 1998 and the Part B filed pursuant to Rule 497 (c) on October 19, 1998 are incorporated by reference herein.

                          NATIONS FUND PORTFOLIOS, INC.
                          FILE NOS. 33-89742; 811-8982

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a)   Financial Statements

                  Included in Part B, Item 23:

                     Audited Financial Statements for Nations Emerging Markets, Nations Pacific Growth and Nations Global Government Income
                     Funds:

                        Schedule of Investments for March 31, 1998 Statements of Assets and Liabilities for March 31, 1998 Statements of Operations for the year ended March 31, 1998
                        Statements of Changes in Net Assets for the fiscal year
                          ended March 31, 1997 and March 31, 1998 Schedule of
                        Capital Stock Activity for the fiscal year ended
                          March 31, 1998
                        Notes to Financial Statements
                        Financial Highlights
                            Report of Independent Accountants dated May 28, 1998

          Included in Part C:


          (b)        Exhibits:

     Exhibit
     Number                  Description
     ------                  -----------

      1(a)     -     Articles of Incorporation, dated January 20, 1995, are
                     filed herewith.

      1(b)     -     Articles Supplementary, dated April 20, 1995, are filed
                     herewith.

      1(c) Articles Supplementary, dated March 20, 1996, are filed herewith.

      2        -     By-Laws, dated January 25, 1995 are filed herewith.

      3        -     Not applicable

      4        -     Not applicable

      5(a)     -     Investment Advisory Agreement between NationsBanc Advisors,
                     Inc. a North Carolina corporation ("NBAI") and Registrant is filed herewith.

       (b)     -     Sub-Advisory Agreement between Registrant and Gartmore
                     Global Partners ("Gartmore"), is filed herewith.

      6(a)     -     Form of Distribution Agreement with Stephens Inc. on behalf of each Fund is filed herewith.

       (b)     -     Forms of Sales Support Agreements are filed herewith.

       (c)     -     Forms of Shareholder Servicing Agreements are filed
                     herewith.

       (d)     -     Shareholder Administration Agreement for Primary B Shares
                     is filed herewith.

      7        -     Not applicable.

      9(a)     -     Transfer Agency and Services Agreement to be filed
                     herewith.

       (b)     -     Administration Agreement between Stephens Inc. and Nations
                     Fund Portfolios, Inc. is filed herewith.

       (c)     -     Co-Administration Agreement between First Data Investor
                     Services Group, Inc. and Nations Fund Portfolios, Inc. is filed herewith.

       (d)     -     Cross Indemnification Agreement between Nations Fund
                     Portfolios, Inc., Nations Fund, Inc. and Nations Fund Trust is filed herewith.

      10       -     Not applicable.

      11       -     Not applicable.

      12       -     Not applicable.

      13       -     Investment Letter, incorporated by reference to
                     Pre-Effective Amendment No. 2 filed on June 29, 1995.

      14       -     Not applicable.

      15(a)    -     Form of Shareholder Servicing and Distribution Plan,
                     Investor A Shares is filed herewith.

        (b)    -     Form of Shareholder Servicing Plan, Investor C Shares is
                     filed herewith.

      (c)      -     Form of Distribution Plan, Investor C Shares is filed
                     herewith.

      (d)      -     Form of Shareholder Servicing Plan, Investor B Shares
                     (formerly Investor N Shares) is filed herewith.

      (e)      -     Form of Distribution Plan, Investor B Shares (formerly
                     Investor N Shares) is filed herewith.

      (f)      -     Shareholder Administration Plan for Primary B Shares is
                     filed herewith.


      16       -     Schedule for Computation of Performance Quotations to be
                     filed by Amendment.

      17       -     Not Applicable.

      18       -     Plan entered into by Registrant pursuant to Rule 18f-3
                     under the Investment Company Act of 1940 (the "1940 Act") is incorporated by reference to Post-Effective No. 9, filed
                     September 4, 1998.

      Item 25.       Persons Controlled by or under
                     Common Control with Registrant.

                     Registrant is controlled by its Board of Directors.

      Item 27.       Indemnification.

         The Registrant has entered into a Cross Indemnification Agreement with Nations Fund, Inc. (the "Company") and Nations Fund Trust (the "Trust"), dated June 27, 1995. The Company and or Trust will indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act") insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by the Company and/or Trust expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that the Company and/or Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Company and/or Trust by the Registrant expressly for use in the Offering Documents.

         Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his reckless disregard of the duties involved in the conduct of his/her office or arising under his/her agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the 1940 Act, as amended, in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                     The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

                   (h) The Corporation shall indemnify (1) its Directors and
             officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

                  (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

                   Under the terms of the Maryland Corporation Law and the
             Registrant's Charter and By-Laws, incorporated by reference as Exhibits (1) and 2 hereto, provides for the indemnification of Registrant's directors and employees. Indemnification of Registrant's principal underwriter, custodian, and transfer agent is provided for, respectively, in the Registrant's:

                   1.     Administration Agreement with Stephens Inc.;

                   2. Co-Administration Agreement with First Data Investor Services Group, Inc. ("First Data");

                   3.     Distribution Agreement with Stephens Inc.;

                   4.     Custody Agreement with Bank of New York; and

                   5.     Transfer Agency and Services Agreement with First
                          Data.

      Item 28.  Business and Other Connections of Investment Adviser.

            To the knowledge of the Registrant, none of the directors or officers of NBAI, the adviser to the Registrant's portfolios or Gartmore is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than director's qualifying shares) of NBAI or other subsidiaries of NationsBank Corporation.

            (a) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874).

            (b) Gartmore performs sub-investment advisory services for Registrant and certain other customers. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by Gartmore with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-88811).

             No officer or director of Nations Fund Portfolios, Inc. is an officer, employee, director, general partner or shareholder of Gartmore or any affiliate thereof.

Item 29.  Principal Underwriters.

            (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund, Inc., Nations Fund Trust, Nations Annuity Trust, Nations Institutional Reserves, Nations LifeGoal Funds, Inc., Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and Managed Balanced Target Maturity Fund, Inc., closed-end management investment companies.

            (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

            (c)     Not applicable.

Item 30.  Location of Accounts and Records.

   (1) NBAI, One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as investment adviser).

   (2) Gartmore, Gartmore House, 16-18 Monument Street, London EC3R 8AJ, England (records relating to its function as sub-investment advisor)

   (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Distributor)

   (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator)

   (5) First Data, Boston, Massachusetts 02109 (records relating to its function as Co-Administrator and Transfer Agent and Registrar)

   (6) NationsBank, 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Sub-Transfer Agent)

   (7) Bank of New York, Avenue des Arts, 35 1040 Brussels, Belgium (records relating to its function as Custodian)

Item 31.  Management Services.

            Not applicable.

Item 32.  Undertakings.

            (a) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

            (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's most recent annual report to shareholders upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 5th day of November, 1998.

                                    NATIONS FUND PORTFOLIOS, INC.

                                    By:               *
                                       ---------------------------------
                                           A. Max Walker
                                           President and Chairman
                                           of the Board of Directors

                                    By:     /s/ Richard H, Blank
                                       ---------------------------------
                                           Richard H. Blank, Jr.
                                           *Attorney-in-Fact

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     SIGNATURES                      TITLE                          DATE
     ----------                      -----                          ----

          *                     President and Chairman      November 5, 1998
------------------------      of the Board of Directors
(A. Max Walker)             (Principal Executive Officer)


          *                        Treasurer                November 5, 1998
------------------------        Vice President
(Richard H. Rose)          (Principal Financial and
                              Accounting Officer)


          *                        Director                 November 5, 1998
------------------------
(Edmund L. Benson, III)

          *                        Director                 November 5, 1998
------------------------
(James Ermer)

          *                        Director                 November 5, 1998
------------------------
(William H. Grigg)

          *                        Director                 November 5, 1998
------------------------
(Thomas F. Keller)


------------------------           Director                 November 5, 1998
(Carl E. Mundy, Jr.)

          *                        Director                 November 5, 1998
------------------------
(Charles B. Walker)

          *                        Director                 November 5, 1998
------------------------
(Thomas S. Word)

/s/ Richard H. Blank
---------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number            Description
------            -----------

EX-99.B1(a)    Articles of Incorporation
EX-99.B1(b)    Articles Supplementary dated April 20, 1995
EX-99.B1(c)    Articles Supplementary dated March 20, 1996
EX-99.B2       By-Laws
EX-99.B5(a)    Investment Advisory Agreement with NationsBanc Advisors, Inc.
EX-99.B5(b)    Sub-Advisory Agreement with Gartmore Global Partners
EX-99.B6(a)    Form of Distribution Agreement with Stephens Inc.
EX-99.B6(b)    Form of Sales Support Agreements
EX-99.B6(c)    Forms of Shareholder Servicing Agreements
EX-99.B6(d)    Shareholder Administration Agreement for Primary B Shares
EX-99.B9(a)    Transfer Agency and Services Agreement
EX-99.B9(b)    Administration Agreement with Stephens Inc.
EX-99.B9(c)    Co-Administration Agreement with First Data Investor Services
               Group, Inc.
EX-99.B9(d)    Cross Indemnification Agreement
EX-99.B15(a)   Form of Shareholder Servicing and Distribution Plan for Investor
               A Shares
EX-99.B15(b)   Form of Shareholder Servicing Plan for Investor C Shares
EX-99.B15(c)   Form of Distribution Plan for Investor C Shares
EX-99.B15(d)   Form of Shareholder Servicing Plan for Investor B Shares
EX-99.B15(e)   Form of Distribution Plan for Investor B Shares
EX-99.B15(f)   Shareholder Administration Plan for Primary B Shares